Investments Held at Fair Value - Schedule of Investments Held at Fair Value (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 26, 2025	Dec. 31, 2025	Dec. 31, 2024
Investments held at fair value [Line Items]
Beginning balance		$ 196,733
Equity method loss recorded against LTI		(5,307)
Carrying amount, beginning balance		191,426	$ 317,841
Investment in preferred shares			179,248
Gain realized on sale of Karuna shares		375	151
Investment in Vedanta preferred shares		888
Conversion of Vedanta note to preferred shares		2,836
Gain/(loss) – changes in fair value through profit and loss		38,485	(2,398)
Share in gain/(loss) of associates		13,831	5,307
Equity method loss recorded against LTI, net		(13,831)	(5,307)
Ending balance		236,564	196,733
Equity method loss recorded against LTI		(19,138)	(5,307)
Carrying amount, ending balance		217,426	191,426
Karuna
Investments held at fair value [Line Items]
Sale of shares			(292,672)
Akili
Investments held at fair value [Line Items]
Sale of shares			$ (5,437)
Vor
Investments held at fair value [Line Items]
Sale of shares	$ (2,753)	$ (2,753)
Gain realized on sale of Karuna shares	$ 375